Average Annual Total Returns - FidelitySeriesCorporateBondFund-PRO - FidelitySeriesCorporateBondFund-PRO - Fidelity Series Corporate Bond Fund	Oct. 30, 2023
Fidelity Series Corporate Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.32%)
Since Inception	1.01%	[1]
Fidelity Series Corporate Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.45%)
Since Inception	(0.45%)	[1]
Fidelity Series Corporate Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.63%)
Since Inception	0.23%	[1]
LB004
Average Annual Return:
Past 1 year	(15.26%)
Since Inception	0.91%	[1]

[1]	AFrom August 17, 2018.